Summary of Significant Accounting Policies - Potentially Dilutive Common Stock Equivalents (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive common stock equivalents (in shares)	6,641,701	35,918,490	43,226	35,996,103
Stock options outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive common stock equivalents (in shares)	6,500,908	6,223,290	19,503	6,300,903	7,611,258,000,000	5,693,100,000,000
Shares of Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive common stock equivalents (in shares)	0	29,695,200	0	29,695,200	29,695,200,000,000	29,695,200,000,000
Restricted Stock Units (RSUs)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive common stock equivalents (in shares)	140,793	0	23,723	0	156,852,000	0